Stock-Based Compensation - Summary of Weighted-average Grant Date Fair Value per Share of Modified Time-based Restricted Stock Awards Granted Total Fair Value of Awards Vested (Detail) (Modified Time-based Restricted Stock Awards [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Modified Time-based Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value per Share of Grants during Period		$ 114.50	$ 170.43
Total Fair Value of Awards Vested during Period	$ 0	$ 0	$ 0